Income Taxes - Pretax Income (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax based on statutory rates	$ 124,751	$ (202,298)
Realized tax loss on properties	(637,500)	(47,230)
Benefit of REIT distributions	512,479	249,528
Total tax provision